Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Premises and Equipment
Major classifications of premises and equipment, stated at cost, are as follows:

	2017	2016
	(In thousands)
Land, buildings and improvements	$17,282	$17,025
Furniture and equipment	12,637	12,164
Computer software	2,143	2,116
	32,062	31,305
Less accumulated depreciation	(20,322)	(19,421)
Net premises and equipment	$11,740	$11,884